Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cash And Short Term Investments [Line Items]
Aggregate amount of time deposits in denominations of $250000 or more	$ 20,300	$ 16,500
Overdraft demand deposits reclassified to loans	56	85
Wholesale deposits	$ 15,500	$ 8,000